Additional disclosures - Preference Shares and Securities Detail (Details) £ / shares in Units, € in Millions, £ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£) £ / shares	Jun. 30, 2019 EUR (€)	May 24, 2019	Feb. 28, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 8,118.0			€ 8,118.0
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				21,419.0			23,820.0
Subordinated liabilities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				8,296.0			10,063.0
Preference Shares | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				308.0			345.0
Preferred Securities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				7,988.0			€ 9,717.0
Issuance By Santander UK PLC In October 1995 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 80.3
Interest rate (as a percent)		10.375%	10.375%	10.375%
Issuance By Santander UK PLC In February 1996 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 80.3
Interest rate (as a percent)		10.375%	10.375%	10.375%
Issuance By Santander UK PLC In May 2006 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					6.222%
Reference rate		LIBOR GBP 3M Rate
Par value per share | £ / shares			£ 1,000
Issuance By Santander UK PLC In May 2006 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 13.8
Interest rate (as a percent)		6.222%	6.222%	6.222%
Issuance By Santander UK PLC In May 2006 [Member] | LIBOR GBP 3M Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		1.13%	1.13%	1.13%
Issuance By Santander Bank, National Association In August 2000 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 153.0
Interest rate (as a percent)		12.00%	12.00%	12.00%
Issuance By Banco Espanol De Credito In October 2004 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 36.5
Issuance By Banco Espanol De Credito In October 2004 [Member] | CMS 10 Interest rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)		0.125%	0.125%	0.125%
Issuance By Banco Espanol De Credito In November 2004 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 106.5
Interest rate (as a percent)		5.50%	5.50%	5.50%
Issuance By Banco Santander S.A. In March 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In March 2014 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,500.0
Interest rate (as a percent)		6.25%	6.25%	6.25%
Issuance By Banco Santander S.A. In March 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		5.41%	5.41%	5.41%
Issuance By Banco Santander S.A. In September 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,500.0
Interest rate (as a percent)		6.25%	6.25%	6.25%
Issuance By Banco Santander S.A. In September 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		5.64%	5.64%	5.64%
Issuance By Banco Santander S.A. In February 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	7.50%					7.50%
Initial interest rate term	5 years	5 years
Reprice term	5 years	5 years
Reference rate	5-year Mid-Swap Rate	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In February 2019 [Member] | CCPSs
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,200.0					€ 1,056.0
Issuance By Banco Santander S.A. In February 2019 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 1,200.0
Interest rate (as a percent)		7.50%	7.50%	7.50%
Issuance By Banco Santander S.A. In February 2019 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.989%	4.989%	4.989%	4.989%		4.989%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 144.0
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | CMS 10 Interest rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)		0.05%	0.05%	0.05%
Issuance By Santander Finance Preferred S.A. In October 2004 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 155.0
Interest rate (as a percent)		5.75%	5.75%	5.75%
Issuance By Santander Finance Preferred S.A. In March 2007 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $		$ 210.4
Issuance By Santander Finance Preferred S.A. In March 2007 [Member] | US 3M Interest Rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Variable interest rate ( as a percent)		0.52%	0.52%	0.52%
Issuance By Santander Finance Preferred S.A. In July 2007 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £			£ 4.9
Interest rate (as a percent)		7.01%	7.01%	7.01%
Issuance by Banco Popular Pastor FRN, June 2004 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 11.7
Interest rate (as a percent)		2.07%	2.07%	2.07%
Issuance By Banco Santander In April 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander In April 2017 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 750.0
Interest rate (as a percent)		6.75%	6.75%	6.75%
Issuance By Banco Santander In April 2017 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		6.803%	6.803%	6.803%
issuance By Banco Santander In September 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		6 years
Reference rate		5-year Mid-Swap Rate
issuance By Banco Santander In September 2017 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,000.0
Interest rate (as a percent)		5.25%	5.25%	5.25%
issuance By Banco Santander In September 2017 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		4.999%	4.999%	4.999%
Issuance By Banco Santander In March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		7 years
Reprice term		5 years
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander In March 2018 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,500.0
Interest rate (as a percent)		4.75%	4.75%	4.75%
Issuance By Banco Santander In March 2018 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period		4.097%	4.097%	4.097%